Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years. In determining the “compensation actually paid” to our named executive officers, we are required to make various adjustments to amounts that are reported in the Summary Compensation Table, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both reported in our Summary Compensation Table, as well as the adjusted values required in this section, for the 2023, 2022 and 2021 fiscal years.

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment based on TSR(5) ($)	Net (Loss) Income(6) ($)
2023	232,167	264,139	287,907	316,883	160.27	(1,067,335)
2022	447,724	386,316	363,878	307,856	90.41	(3,412,250)
2021	315,006	315,006	283,971	321,001	180.82	1,324,106

(1)      The dollar amounts reported this column are the amounts of total compensation reported for Jason Katz, our Chief Executive Officer (the “PEO”), for each corresponding year in the “Total” column of the Summary Compensation Table. For additional information, see “Executive Compensation — Summary Compensation Table.”

(2)      The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Katz, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Katz during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Katz’s total compensation as reported in the Summary Compensation Table for each year to determine compensation actually paid:

(3)      The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Katz) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding Mr. Katz) included for purposes of calculating the average amounts in each applicable year are Kara Jenny, our Chief Financial Officer, and Adam Zalko, our Senior Vice President.

(4)      The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Katz), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, the named executive officers as a group (excluding Mr. Katz) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Katz) as reported in the Summary Compensation Table for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

(5)      Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2021, 2022 or 2023. The amounts reported in this column reflect the Company’s cumulative TSR as of December 31 of each year presented, assuming an initial fixed $100 investment on December 31, 2020.

(6)      The dollar amounts reported represent the amount of net (loss) income reflected in our consolidated audited financial statements for the applicable year.

Company Selected Measure Name		compensation actually paid
Named Executive Officers, Footnote		The dollar amounts reported this column are the amounts of total compensation reported for Jason Katz, our Chief Executive Officer (the “PEO”), for each corresponding year in the “Total” column of the Summary Compensation Table. For additional information, see “Executive Compensation — Summary Compensation Table.”
PEO Total Compensation Amount	[1]	$ 232,167	$ 447,724	$ 315,006
PEO Actually Paid Compensation Amount	[2]	$ 264,139	386,316	315,006
Adjustment To PEO Compensation, Footnote
Year	Reported Summary Compensation Table Total for PEO ($)	Exclusion of Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2023	232,167	—	31,972	264,139
2022	447,724	(191,524)	130,116	386,316
2021	315,006	—	—	315,006

(a)      Represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

(b)      The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	—	7,852	—	24,121	—	—	31,972
2022	34,671	—	95,445	—	—	—	130,116
2021	—	—	—	—	—	—	—

Non-PEO NEO Average Total Compensation Amount	[3]	$ 287,907	363,878	283,971
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 316,883	307,856	321,001
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Average Reported Value of Equity Awards(a) ($)	Average Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	287,907	(9,700)	38,676	316,883
2022	363,878	(96,560)	40,538	307,856
2021	283,971	—	37,030	321,001

(a)      Represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

(b)      The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	12,400	7,875	—	18,401	—	—	38,676
2022	19,412	(12,631)	44,567	(10,810)	—	—	40,538
2021	—	21,362	—	15,668	—	—	37,030

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our NEOs as a group (excluding Mr. Katz), and the Company’s cumulative TSR over the three most recently completed fiscal years.

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of the Company under the Securities Act or the Exchange Act whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net (Loss) Income

The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our NEOs as a group (excluding Mr. Katz), and our net (loss) income during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group		Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2021, 2022 or 2023. The amounts reported in this column reflect the Company’s cumulative TSR as of December 31 of each year presented, assuming an initial fixed $100 investment on December 31, 2020.
Tabular List, Table

Analysis of the Information Presented in the Pay Versus Performance Table

We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

Peer Group Total Shareholder Return Amount	[5]	$ 160.27	90.41	180.82
Net Income (Loss)	[6]	$ (1,067,335)	(3,412,250)	1,324,106
PEO Name		Jason Katz
PEO [Member] | Exclusion of Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]		(191,524)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	31,972	130,116
PEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,852
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		24,121
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		31,972
PEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			34,671
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			95,445
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			130,116
Non-PEO NEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		12,400	19,412
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,875	(12,631)	21,362
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			44,567
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		18,401	(10,810)	15,668
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		38,676	40,538	37,030
Non-PEO NEO [Member] | Exclusion of Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]	(9,700)	(96,560)
Non-PEO NEO [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]	$ 38,676	$ 40,538	$ 37,030

[1]	The dollar amounts reported this column are the amounts of total compensation reported for Jason Katz, our Chief Executive Officer (the “PEO”), for each corresponding year in the “Total” column of the Summary Compensation Table. For additional information, see “Executive Compensation — Summary Compensation Table.”
[2]	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Katz, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Katz during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Katz’s total compensation as reported in the Summary Compensation Table for each year to determine compensation actually paid:
[3]	The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Katz) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding Mr. Katz) included for purposes of calculating the average amounts in each applicable year are Kara Jenny, our Chief Financial Officer, and Adam Zalko, our Senior Vice President.
[4]	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Katz), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, the named executive officers as a group (excluding Mr. Katz) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Katz) as reported in the Summary Compensation Table for each year to determine the compensation actually paid, using the same methodology described above in Note (2):
[5]	Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2021, 2022 or 2023. The amounts reported in this column reflect the Company’s cumulative TSR as of December 31 of each year presented, assuming an initial fixed $100 investment on December 31, 2020.
[6]	The dollar amounts reported represent the amount of net (loss) income reflected in our consolidated audited financial statements for the applicable year.
[7]	Represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.
[8]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows
[9]	Represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.
[10]	The amounts deducted or added in calculating the total average equity award adjustments are as follows: